Loans and financing - Gross amounts and interest (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and financing
Current interest	BRL 283,089	BRL 218,585
Current portion of long-term borrowings, before accrued charges	1,409,816	919,702
Total current loans and financing, including interest	1,692,905	1,138,287
Non-current interest	98,542	91,935
Non-current portion of long-term borrowings, before accrued charges	17,507,116	14,922,289
Total non-current loans and financing, including interest	17,605,658	15,014,224
Total interest	381,631	310,520
Total long-term borrowing, before accrued charges	18,916,932	15,841,991
Total borrowings	BRL 19,298,563	BRL 16,152,511	BRL 12,743,832